TRADE AND AMOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Paybles
	December 31, 2021	December 31, 2020
Thousands of United States dollars
Trade accounts receivable	$5,565	$254
Allowance for expected credit losses	(1,252)	-
HST receivable	259	459
Other receivables	752	209
Total	$5,324	$922

Schedule Of Trade Accounts Receivable Allowance Table Text Block
December 31, 2021
Thousands of United States dollars
Current	$3,880
1-30 Days	544
31-60 Days	137
61-90 Days	478
91-180 Days	461
180+ Days	65
Total trade receivables	$5,565